Borrowings (Narrative) (Details)				1 Months Ended		12 Months Ended
	Jan. 31, 2025 USD ($)	Dec. 03, 2024 USD ($)	Nov. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 03, 2024 ARS ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 BRL (R$)	Apr. 30, 2021 USD ($)	Jan. 31, 2020 USD ($)
Disclosure Of Borrowings [Line Items]
Repurchase of nominal amount						$ 731,000	$ 0	$ 172,522,000
Uncommitted credit lines				$ 262,654,000		262,654,000
Advance payment for acquisition of midstream capacity						16,084,000
Phoenix Global Resources
Disclosure Of Borrowings [Line Items]
Advance payment for acquisition of midstream capacity		$ 4,988,000		4,988,000	$ 11,096,000
Notes due 2027
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate													5.50%
Notional amount												$ 150,000,000	$ 350,000,000
Repurchase of nominal amount	$ 405,333,000
Debt Instrument Issued Price, Percent												101.875%	99.285%
Borrowings Yield Rate												5.117%	5.625%
Notes due 2027 | Maximum
Disclosure Of Borrowings [Line Items]
Ratio Of Net Debt To Adjusted EBITDA													3.25
Notes due 2027 | Minimum
Disclosure Of Borrowings [Line Items]
Ratio Of Adjusted EBITDA To Interest													2.5
Senior unsecured credit facility
Disclosure Of Borrowings [Line Items]
Line of credit facility maximum borrowing capacity			$ 100,000,000	100,000,000		100,000,000
Commitment fee percent			1.70%
Senior unsecured credit facility | Ifrs Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Disclosure Of Borrowings [Line Items]
Adjustment to base rate			3.70%
Promissory note
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate		3.00%							3.00%
Notional amount		$ 10,000,000							$ 9,866,571,337
Loan agreement with Banco Santander
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate										8.70%	8.70%
Notional amount										$ 728,000	R$ 4,000,000
Argentina [Member]
Disclosure Of Borrowings [Line Items]
Uncommitted credit lines				$ 160,000,000		$ 160,000,000